Other income and other losses (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment loss on short term investments	¥ 0	¥ 0	¥ 195
Impairment loss on contract assets	0	0	3,560
Other losses	¥ 0	¥ 0	¥ 3,755